Fixed assets - Advances for vessels under construction - related party (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance as at beginning of period,		$ 0
Balance as at end of period,	66,641	0
Related Party
Property Plant And Equipment [Line Items]
Additions	66,641
Balance as at end of period,	$ 66,641